Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Property and Equipment, Net

Pilot production equipment	4 to 7 years
Lab equipment	4 years
Furniture, fixtures and other equipment	3 to 5 years
Leasehold improvements	Lesser of their useful lives or the term of the lease